UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 135.7%
	AUSTRALIA — 3.8%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$20,872
1,200	BHP Group PLC - ADR[1]	57,936
3,272	National Australia Bank Ltd. - ADR[1]	29,497
996	South32 Ltd. - ADR[1]	13,033
1,900	Wesfarmers Ltd. - ADR[1]	23,379
2,066	Westpac Banking Corp. - ADR[1]	38,221
		182,938
	CANADA — 6.1%
159	Bank of Montreal[1,2]	11,896
400	Bank of Nova Scotia[1,2]	21,312
526	BCE, Inc.[1,2]	23,349
540	Canadian Imperial Bank of Commerce[1,2]	42,698
1,620	Enbridge, Inc.[1,2]	58,741
723	IGM Financial, Inc.[1,2]	18,610
603	Manulife Financial Corp.[1,2]	10,197
917	Power Financial Corp.[1,2]	21,433
314	Royal Bank of Canada[1,2]	23,723
307	Sun Life Financial, Inc.[1,2]	11,792
222	Toronto-Dominion Bank[1,2]	12,061
520	TransCanada Corp.[1,2]	23,369
757	Vermilion Energy, Inc.[1,2]	18,698
		297,879
	FINLAND — 1.3%
5,313	Nokia Oyj[1,2]	30,390
4,500	Nordea Bank Abp - ADR[1]	34,650
		65,040
	FRANCE — 4.4%
320	BNP Paribas S.A. - ADR[1]	7,613
4,888	Societe Generale S.A. - ADR[1]	28,155
3,170	TOTAL S.A. - ADR[1]	176,410
		212,178
	GERMANY — 2.7%
1,055	Allianz S.E. - ADR[1]	23,432
1,776	BASF S.E. - ADR[1]	32,749
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	10,187
1,237	Siemens A.G. - ADR[1]	66,489
		132,857
	IRELAND — 0.9%
500	Medtronic PLC[1,2]	45,540

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.9%
1,510	Eni S.p.A. - ADR[1]	$53,212
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	36,698
		89,910
	JAPAN — 7.6%
2,150	Canon, Inc. - ADR[1]	62,436
81	Mitsui & Co., Ltd. - ADR[1]	25,198
3,120	NTT DOCOMO, Inc. - ADR[1]	69,373
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	141,085
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	45,049
500	Tokio Marine Holdings, Inc. - ADR[1]	24,248
		367,389
	LUXEMBOURG — 0.5%
816	Ternium SA, ADR[1]	22,212
	MONACO — 0.2%
2,119	Costamare, Inc.[1,2]	11,019
	NETHERLANDS — 1.5%
1,359	ING Groep N.V. - ADR[1]	16,498
406	Randstad N.V. - ADR[1]	9,900
769	Royal Dutch Shell PLC - Class A - ADR[1]	48,132
		74,530
	NORWAY — 0.4%
1,675	Ship Finance International, Ltd.[1,2]	20,669
	SPAIN — 0.5%
1,412	Repsol S.A. - ADR[1]	24,117
	SWITZERLAND — 2.7%
472	ABB Ltd. - ADR[1]	8,907
380	Garmin Ltd.[1,2]	32,813
540	Novartis A.G. - ADR[1]	51,916
2,950	UBS Group A.G.*,1,2	35,724
		129,360
	UNITED KINGDOM — 8.5%
4,500	Anglo American PLC - ADR[1]	60,345
1,440	AstraZeneca PLC - ADR[1]	58,219
3,378	Centrica PLC - ADR[1]	20,285
4,550	GlaxoSmithKline PLC - ADR[1]	190,144
1,000	HSBC Holdings PLC - ADR[1]	40,580
748	Rio Tinto PLC - ADR[1]	44,020
		413,593

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 92.7%
260	3M Co.[1]	$54,023
730	AbbVie, Inc.[1]	58,831
635	AG Mortgage Investment Trust, Inc. - REIT[1]	10,693
155	Air Products & Chemicals, Inc.[1]	29,599
1,034	Altria Group, Inc.[1]	59,383
340	AMERISAFE, Inc.[1]	20,196
618	Archer-Daniels-Midland Co.[1]	26,654
1,952	AT&T, Inc.[1]	61,215
709	B&G Foods, Inc.[1]	17,314
2,780	BGC Partners, Inc. - Class A1	14,762
645	Brinker International, Inc.[1]	28,625
1,660	Brixmor Property Group, Inc., REIT[1]	30,494
190	Broadcom, Inc.[1]	57,135
502	Campbell Soup Co.[1]	19,141
798	Cardinal Health, Inc.[1]	38,424
91	CenterPoint Energy, Inc.[1]	2,794
417	Chevron Corp.[1]	51,366
2,050	Cisco Systems, Inc.[1]	110,679
529	Cogent Communications Holdings, Inc.[1]	28,698
320	Cohen & Steers, Inc.[1]	13,526
555	CoreCivic, Inc. - REIT[1]	10,795
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	12,164
340	Cummins, Inc.[1]	53,676
709	CVR Energy, Inc.[1]	29,211
508	Dine Brands Global, Inc.[1]	46,375
650	Dominion Energy, Inc.[1]	49,829
510	Domtar Corp.[1]	25,322
289	Duke Energy Corp.[1]	26,010
971	Eaton Corp. PLC[1,2]	78,224
911	Emerson Electric Co.[1]	62,376
510	Ethan Allen Interiors, Inc.[1]	9,756
1,374	Extended Stay America, Inc.[1]	24,663
1,320	Exxon Mobil Corp.[1]	106,656
846	First Hawaiian, Inc.[1]	22,038
1,779	FNB Corp.[1]	18,857
3,937	Ford Motor Co.[1]	34,567
679	Gaming and Leisure Properties, Inc.[1]	26,189
1,360	General Motors Co.[1]	50,456
1,100	General Mills, Inc.[1]	56,925
700	Gladstone Commercial Corp. - REIT[1]	14,539
690	Gorman-Rupp Co.[1]	23,419
1,195	Hanesbrands, Inc.[1]	21,367
560	Haverty Furniture Cos., Inc.[1]	12,253
347	HNI Corp.[1]	12,593

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,340	Hope Bancorp, Inc.[1]	$17,527
1,480	Hospitality Properties Trust - REIT[1]	38,939
610	Host Hotels & Resorts, Inc., REIT[1]	11,529
3,432	Huntington Bancshares, Inc.[1]	43,518
2,408	Independence Realty Trust, Inc. - REIT[1]	25,982
500	Intel Corp.[1]	26,850
830	International Business Machines Corp.[1]	117,113
873	International Paper Co.[1]	40,394
1,845	Interpublic Group of Cos., Inc.[1]	38,763
1,750	Invesco, Ltd.[1,2]	33,793
329	Iron Mountain, Inc.[1]	11,666
690	JPMorgan Chase & Co.[1]	69,849
758	Kellogg Co.[1]	43,494
418	Kimberly-Clark Corp.[1]	51,790
1,335	Kimco Realty Corp., REIT[1]	24,698
765	Kohl's Corp.[1]	52,609
430	Kraft Heinz Co.[1]	14,040
704	Las Vegas Sands Corp.[1]	42,916
700	LSC Communications, Inc.[1]	4,571
457	LyondellBasell Industries NV, Class A1,2	38,425
620	Main Street Capital Corp.[1]	23,064
610	Match Group, Inc.[1]	34,532
140	McDonald's Corp.[1]	26,586
2,400	Merck & Co., Inc.[1]	199,608
450	Meredith Corp.[1]	24,867
738	MetLife, Inc.[1]	31,417
180	National Health Investors, Inc. - REIT[1]	14,139
2,826	Navient Corp.[1]	32,697
738	New Media Investment Group, Inc.[1]	7,749
2,050	New Residential Investment Corp. - REIT[1]	34,665
1,981	New York Mortgage Trust, Inc. - REIT[1]	12,064
3,300	Newell Brands, Inc.[1]	50,622
1,289	Newmark Group, Inc., Class A1	10,750
790	NIC, Inc.[1]	13,501
206	NorthWestern Corp.[1]	14,504
5,198	Oaktree Specialty Lending Corp.[1]	26,926
698	Old National Bancorp[1]	11,447
2,404	Old Republic International Corp.[1]	50,292
851	Omnicom Group, Inc.[1]	62,114
957	ONEOK, Inc.[1]	66,837
1,016	PacWest Bancorp[1]	38,212
740	Park Hotels & Resorts, Inc. - REIT[1]	22,999
1,751	PennantPark Investment Corp.[1]	12,099
211	PepsiCo, Inc.[1]	25,858

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,600	Pfizer, Inc.[1]	$195,362
640	Philip Morris International, Inc.[1]	56,570
1,210	Pitney Bowes, Inc.[1]	8,313
1,280	PPL Corp.[1]	40,627
640	Principal Financial Group, Inc.[1]	32,122
542	Procter & Gamble Co.[1]	56,395
240	Public Service Enterprise Group, Inc.[1]	14,258
1,080	Quad/Graphics, Inc.[1]	12,852
1,534	QUALCOMM, Inc.[1]	87,484
308	Safety Insurance Group, Inc.[1]	26,839
80	Simon Property Group, Inc. - REIT[1]	14,577
743	Six Flags Entertainment Corp.[1]	36,667
928	Sonoco Products Co.[1]	57,100
1,060	Southern Co.[1]	54,781
2,075	Spark Energy, Inc. - Class A1	18,488
500	STAG Industrial, Inc. - REIT[1]	14,825
573	Starwood Property Trust, Inc.[1]	12,807
532	Targa Resources Corp.[1]	22,105
585	Target Corp.[1]	46,952
2,613	TiVo Corp.[1]	24,353
752	Trustmark Corp.[1]	25,290
830	Tupperware Brands Corp.[1]	21,231
1,502	Two Harbors Investment Corp. - REIT[1]	20,322
460	United Parcel Service, Inc., Class B1	51,400
90	UnitedHealth Group, Inc.[1]	22,253
282	Valero Energy Corp.[1]	23,922
3,255	Vector Group Ltd.[1]	35,121
2,344	Verizon Communications, Inc.[1]	138,601
370	Walmart, Inc.[1]	36,086
186	WEC Energy Group, Inc.[1]	14,709
2,546	Western Union Co.[1]	47,025
2,010	Weyerhaeuser Co.[1]	52,943
826	Xerox Corp.[1]	26,415
		4,506,622
	TOTAL COMMON STOCKS
	(Cost $6,910,253)	6,595,853
	EXCHANGE-TRADED FUNDS — 2.3%
	UNITED STATES — 2.3%
1,390	iShares Core MSCI EAFE ETF[1]	84,471
100	iShares Core S&P 500 ETF[1]	28,456
		112,927

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $109,308)	$112,927
	TOTAL INVESTMENTS — 138.0%
	(Cost $7,019,561)	6,708,780
	Liabilities in Excess of Other Assets — (38.0)%	(1,846,852)
	TOTAL NET ASSETS — 100.0%	$4,861,928
	SECURITIES SOLD SHORT — (39.9)%
	COMMON STOCKS — (39.9)%
	BELGIUM — (0.1)%
(810)	Euronav N.V.[2]	(6,602)
	CANADA — (2.8)%
(2,850)	Aurora Cannabis, Inc.*,2	(25,821)
(6,120)	Bombardier, Inc. - Class B*,2	(11,837)
(500)	Canopy Growth Corp.*,2	(21,685)
(511)	IMAX Corp.*,2	(11,590)
(7,230)	Kinross Gold Corp.*,2	(24,871)
(133)	Shopify, Inc.*,2	(27,480)
(7,620)	Turquoise Hill Resources Ltd.*,2	(12,649)
		(135,933)
	CAYMAN ISLANDS — (0.2)%
(361)	Greenlight Capital Re Ltd. - Class A*,2	(3,924)
(200)	Theravance Biopharma, Inc.*,2	(4,534)
		(8,458)
	IRELAND — (0.1)%
(625)	Ardmore Shipping Corp.*,2	(3,850)
	NETHERLANDS — (0.2)%
(41)	Cimpress N.V.*,2	(3,285)
(219)	Wright Medical Group N.V.*,2	(6,888)
		(10,173)
	PUERTO RICO — (0.2)%
(1,003)	First BanCorp/Puerto Rico[2]	(11,494)
	UNITED KINGDOM — (0.7)%
(540)	Delphi Technologies PLC[2]	(10,400)
(274)	IHS Markit Ltd.*,2	(14,900)
(3,272)	Noble Corp. plc*,2	(9,391)
		(34,691)
	UNITED STATES — (35.6)%
(75)	2U, Inc.*	(5,314)
(137)	Acadia Healthcare Co., Inc.*	(4,015)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,100)	Aclaris Therapeutics, Inc.*	$(6,589)
(534)	Advanced Disposal Services, Inc.*	(14,952)
(700)	Advanced Micro Devices, Inc.*	(17,864)
(469)	AdvanSix, Inc.*	(13,399)
(350)	Aerie Pharmaceuticals, Inc.*	(16,625)
(85)	Aerovironment, Inc.*	(5,815)
(611)	Allegheny Technologies, Inc.*	(15,623)
(125)	Allegiance Bancshares, Inc.*	(4,215)
(13)	AMERCO	(4,830)
(283)	American Axle & Manufacturing Holdings, Inc.*	(4,050)
(782)	American Homes 4 Rent - REIT	(17,767)
(377)	Amicus Therapeutics, Inc.*	(5,127)
(260)	Amneal Pharmaceuticals, Inc.*	(3,684)
(275)	Antero Resources Corp.*	(2,428)
(440)	Assembly Biosciences, Inc.*	(8,664)
(118)	Astronics Corp.*	(3,861)
(17)	Astronics Corp. - Class B*	(552)
(292)	Atlantic Capital Bancshares, Inc.*	(5,206)
(185)	Axogen, Inc.*	(3,896)
(217)	Basic Energy Services, Inc.*	(825)
(80)	Beacon Roofing Supply, Inc.*	(2,573)
(163)	BioTelemetry, Inc.*	(10,207)
(111)	Black Knight, Inc.*	(6,049)
(41)	Bluebird Bio, Inc.*	(6,451)
(415)	Brighthouse Financial, Inc.*	(15,060)
(155)	C&J Energy Services, Inc.*	(2,406)
(1,630)	Caesars Entertainment Corp.*	(14,165)
(463)	Callon Petroleum Co.*	(3,496)
(398)	Career Education Corp.*	(6,575)
(255)	CarMax, Inc.*	(17,799)
(389)	Carrols Restaurant Group, Inc.*	(3,878)
(166)	Century Communities, Inc.*	(3,979)
(43)	Charter Communications, Inc., Class A*	(14,917)
(238)	Chefs' Warehouse, Inc.*	(7,390)
(460)	Chegg, Inc.*	(17,535)
(252)	Cheniere Energy, Inc.*	(17,227)
(2,358)	Clean Energy Fuels Corp.*	(7,286)
(215)	Clearwater Paper Corp.*	(4,188)
(531)	CNX Resources Corp.*	(5,719)
(3,000)	Coeur Mining, Inc.*	(12,240)
(316)	Conduent, Inc.*	(4,370)
(192)	Cray, Inc.*	(5,002)
(127)	Cree, Inc.*	(7,267)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(186)	Customers Bancorp, Inc.*	$(3,406)
(747)	Darling Ingredients, Inc.*	(16,173)
(92)	Dave & Buster's Entertainment, Inc.	(4,588)
(1,057)	Dermira, Inc.*	(14,322)
(129)	DexCom, Inc.*	(15,364)
(246)	Donnelley Financial Solutions, Inc.*	(3,660)
(590)	Dorian LPG Ltd.*,2	(3,788)
(320)	Dril-Quip, Inc.*	(14,672)
(284)	Edgewell Personal Care Co.*	(12,465)
(811)	Equity Commonwealth - REIT	(26,512)
(83)	Esperion Therapeutics, Inc.*	(3,332)
(241)	Etsy, Inc.*	(16,200)
(467)	EW Scripps Co. - Class A	(9,807)
(703)	Express, Inc.*	(3,009)
(650)	Extraction Oil & Gas, Inc.*	(2,750)
(610)	EZCORP, Inc. - Class A*	(5,685)
(145)	Farmer Brothers Co.*	(2,901)
(257)	Fiesta Restaurant Group, Inc.*	(3,369)
(342)	FireEye, Inc.*	(5,742)
(320)	First Solar, Inc.*	(16,909)
(333)	Flagstar Bancorp, Inc.	(10,962)
(490)	Floor & Decor Holdings, Inc. - Class A*	(20,198)
(526)	Forum Energy Technologies, Inc.*	(2,688)
(114)	FRP Holdings, Inc.*	(5,423)
(375)	Gardner Denver Holdings, Inc.*	(10,429)
(384)	GCP Applied Technologies, Inc.*	(11,366)
(237)	Genesco, Inc.*	(10,795)
(64)	Genesee & Wyoming, Inc. - Class A*	(5,577)
(149)	Gentherm, Inc.*	(5,492)
(353)	G-III Apparel Group Ltd.*	(14,106)
(195)	GoDaddy, Inc.*	(14,662)
(659)	Gray Television, Inc.*	(14,076)
(429)	Green Brick Partners, Inc.*	(3,754)
(1,885)	Groupon, Inc.*	(6,692)
(424)	Hain Celestial Group, Inc.*	(9,803)
(1,026)	Halcon Resources Corp.*	(1,385)
(253)	HarborOne Bancorp, Inc.*	(4,352)
(1,923)	Hecla Mining Co.	(4,423)
(1,097)	Helix Energy Solutions Group, Inc.*	(8,677)
(171)	HomeStreet, Inc.*	(4,506)
(181)	HomeTrust Bancshares, Inc.	(4,561)
(663)	Hostess Brands, Inc.*	(8,287)
(775)	Houghton Mifflin Harcourt Co.*	(5,634)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(194)	Howard Hughes Corp.*	$(21,340)
(94)	IAC/InterActiveCorp*	(19,750)
(108)	II-VI, Inc.*	(4,022)
(622)	Infinera Corp.*	(2,699)
(175)	Ingevity Corp.*	(18,482)
(400)	Installed Building Products, Inc.*	(19,400)
(278)	International Seaways, Inc.*,2	(4,765)
(120)	INTL. FCStone, Inc.*	(4,651)
(642)	Intra-Cellular Therapies, Inc.*	(7,820)
(725)	Invitation Homes, Inc. - REIT	(17,639)
(1,066)	iStar, Inc. - REIT	(8,976)
(284)	Kala Pharmaceuticals, Inc.*	(2,349)
(732)	Kosmos Energy Ltd.	(4,560)
(457)	Kratos Defense & Security Solutions, Inc.*	(7,143)
(4,525)	LendingClub Corp.*	(13,982)
(148)	Liberty Broadband Corp. - Class C*	(13,578)
(316)	Liberty Media Corp.-Liberty Braves*	(8,775)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(7,523)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(7,265)
(511)	Lindblad Expeditions Holdings, Inc.*	(7,793)
(260)	Loews Corp.	(12,462)
(113)	Loral Space & Communications, Inc.*	(4,074)
(145)	Lumentum Holdings, Inc.*	(8,198)
(143)	M/I Homes, Inc.*	(3,807)
(270)	MACOM Technology Solutions Holdings, Inc.*	(4,512)
(47)	Madison Square Garden Co.*	(13,777)
(40)	Madrigal Pharmaceuticals, Inc.*	(5,010)
(200)	Marcus & Millichap, Inc.*	(8,146)
(238)	MarineMax, Inc.*	(4,560)
(15)	Markel Corp.*	(14,944)
(214)	Melinta Therapeutics, Inc.*	(760)
(247)	Meritage Homes Corp.*	(11,043)
(410)	Modine Manufacturing Co.*	(5,687)
(723)	Mr Cooper Group, Inc.*	(6,934)
(297)	Navistar International Corp.*	(9,593)
(81)	Neogen Corp.*	(4,649)
(52)	Netflix, Inc.*	(18,541)
(70)	Nevro Corp.*	(4,376)
(230)	Norwegian Cruise Line Holdings Ltd.*,2	(12,641)
(633)	Oasis Petroleum, Inc.*	(3,823)
(680)	Oceaneering International, Inc.*	(10,724)
(650)	Oil States International, Inc.*	(11,024)
(117)	Okta, Inc.*	(9,679)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(272)	OraSure Technologies, Inc.*	$(3,033)
(748)	ORBCOMM, Inc.*	(5,071)
(380)	Pacific Premier Bancorp, Inc.	(10,081)
(980)	Paratek Pharmaceuticals, Inc.*	(5,253)
(467)	Parsley Energy, Inc. - Class A*	(9,013)
(66)	PayPal Holdings, Inc.*	(6,853)
(110)	PDC Energy, Inc.*	(4,475)
(80)	Penumbra, Inc.*	(11,761)
(391)	Performance Food Group Co.*	(15,499)
(157)	Post Holdings, Inc.*	(17,176)
(351)	PRA Group, Inc.*	(9,410)
(422)	Presidio, Inc.	(6,246)
(385)	Primo Water Corp.*	(5,952)
(50)	Puma Biotechnology, Inc.*	(1,940)
(294)	Pure Storage, Inc.*	(6,406)
(123)	Quidel Corp.*	(8,053)
(794)	Radian Group, Inc.	(16,468)
(311)	Reading International, Inc. - Class A*	(4,964)
(93)	Red Robin Gourmet Burgers, Inc.*	(2,679)
(381)	Ring Energy, Inc.*	(2,236)
(3)	Seaboard Corp.	(12,854)
(132)	Skechers U.S.A., Inc. - Class A*	(4,437)
(1,539)	SLM Corp.	(15,251)
(588)	Smart & Final Stores, Inc.*	(2,905)
(234)	Sotheby's*	(8,833)
(334)	Spirit Airlines, Inc.*	(17,655)
(252)	Square, Inc. - Class A*	(18,880)
(668)	St. Joe Co.*	(11,015)
(339)	Stratasys Ltd.*,2	(8,075)
(1,020)	Summit Materials, Inc. - Class A*	(16,187)
(658)	SunCoke Energy, Inc.*	(5,586)
(229)	Super Micro Computer, Inc.*	(4,838)
(571)	Superior Energy Services, Inc.*	(2,667)
(207)	Taylor Morrison Home Corp. - Class A*	(3,674)
(232)	Tejon Ranch Co.*	(4,083)
(1,010)	Tellurian, Inc.*	(11,312)
(1,220)	TETRA Technologies, Inc.*	(2,855)
(136)	Texas Capital Bancshares, Inc.*	(7,424)
(533)	TimkenSteel Corp.*	(5,788)
(280)	TopBuild Corp.*	(18,150)
(318)	TreeHouse Foods, Inc.*	(20,527)
(684)	TRI Pointe Group, Inc.*	(8,646)
(110)	Twilio, Inc. - Class A*	(14,210)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(405)	U.S. Foods Holding Corp.*	$(14,139)
(157)	Universal Electronics, Inc.*	(5,833)
(200)	USG Corp.	(8,660)
(364)	Verizon Communications, Inc.	(21,523)
(840)	Viavi Solutions, Inc.*	(10,399)
(110)	Virtusa Corp.*	(5,880)
(188)	Wayfair, Inc.*	(27,909)
(92)	WEX, Inc.*	(17,663)
(210)	Whiting Petroleum Corp.*	(5,489)
(92)	World Acceptance Corp.*	(10,776)
(977)	WPX Energy, Inc.*	(12,808)
(65)	XPO Logistics, Inc.*	(3,493)
(930)	Zayo Group Holdings, Inc.*	(26,431)
(91)	Zebra Technologies Corp. - Class A*	(19,067)
(121)	Zillow Group, Inc. - Class A*	(4,138)
(121)	Zillow Group, Inc. - Class C*	(4,204)
(524)	Zogenix, Inc.*	(28,825)
		(1,730,716)
	TOTAL COMMON STOCKS
	(Proceeds $1,938,957)	(1,941,917)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,938,957)	$(1,941,917)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (‘‘Global Enhanced Dividend” or “Global Enhanced Dividend Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,080,876

Gross unrealized appreciation	738,158
Gross unrealized depreciation	(1,052,171)

Net unrealized depreciation	$(314,013)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,595,853	$-	$-	$6,595,853
Exchange-Traded Funds	112,927	-	-	112,927
Total Assets	$6,708,780	$-	$-	$6,708,780

Liabilities
Securities Sold Short
Common Stocks[1]	$1,941,917	$-	$-	$1,941,917
Total Liabilities	$1,941,917	$-	$-	$1,941,917

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/29/19